Portfolio of Investments
Touchstone Flexible Income Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 32.7%
	Financials — 16.9%
$ 7,712,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 5,779,692
18,935,000	Ally Financial, Inc., Ser C, 4.700%(A)	12,849,840
5,108,000	American Express Co., 3.550%(A)	4,379,088
3,771,000	Arch Capital Group Ltd., 3.635%, 6/30/50	2,890,263
5,259,000	Athene Holding Ltd., 3.950%, 5/25/51	3,965,471
3,410,000	Bank of America Corp., 6.250%(A)	3,382,193
9,957,000	Bank of America Corp., MTN, 0.981%, 9/25/25	9,610,540
3,811,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	3,714,777
1,711,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	1,268,537
8,651,000	Brookfield Finance, Inc. (Canada), 6.350%, 1/5/34	9,219,516
23,008,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	22,698,725
4,126,000	Citigroup, Inc., 5.000%(A)	4,013,099
7,004,000	Citigroup, Inc., Ser W, 4.000%(A)	6,463,326
7,902,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	7,491,331
2,140,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	1,644,210
28,938,000	JPMorgan Chase & Co., 3.220%, 3/1/25	28,819,769
8,988,000	Lincoln National Corp., Ser C, 9.250%(A)†	9,815,238
4,923,000	Morgan Stanley, 2.484%, 9/16/36	3,911,273
12,359,000	Morgan Stanley, 3.620%, 4/17/25	12,284,843
4,983,000	Nasdaq, Inc., 3.250%, 4/28/50	3,525,102
9,582,000	Regions Financial Corp., Ser D, 5.750%(A)	9,304,646
1,763,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	1,902,249
22,999,000	Wells Fargo & Co., MTN, 2.406%, 10/30/25	22,374,699
3,706,000	Wells Fargo & Co., Ser S, 5.900%(A)	3,664,396
		194,972,823
	Utilities — 4.7%
2,625,000	American Electric Power Co., Inc., 3.250%, 3/1/50	1,875,537
2,087,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	1,416,210
4,935,000	Duke Energy Corp., 3.300%, 6/15/41	3,789,893
16,342,000	Edison International, Ser A, 5.375%(A)	15,456,244
2,123,000	NextEra Energy Capital Holdings, Inc., 4.255%, 9/1/24	2,102,198
4,804,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	3,328,316
26,815,000	Sempra Energy, 4.875%(A)	26,236,927
		54,205,325
	Energy — 4.4%
2,184,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	1,538,391
27,956,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	26,572,192
4,255,000	Enbridge, Inc. (Canada), 2.150%, 2/16/24	4,235,718
1,808,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	1,923,180
6,595,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.656%, 11/1/66(B)	5,503,780
3,749,000	Energy Transfer LP, Ser G, 7.125%(A)	3,454,623
3,804,000	Kinder Morgan, Inc., 3.250%, 8/1/50	2,558,945
2,625,000	Valero Energy Corp., 3.650%, 12/1/51	1,912,922
4,651,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	3,407,711
		51,107,462
	Consumer Discretionary — 1.9%
14,741,000	NCL Corp. Ltd., 144a, 8.375%, 2/1/28	15,620,625
3,777,000	Starbucks Corp., 3.500%, 11/15/50	2,943,757
3,316,000	Warnermedia Holdings, Inc., 3.428%, 3/15/24	3,298,462
		21,862,844
	Industrials — 1.6%
5,227,000	3M Co., MTN, 3.125%, 9/19/46	3,826,032
7,050,000	Boeing Co. (The), 3.750%, 2/1/50	5,494,039
5,623,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	5,242,097
5,076,000	RTX Corp., 3.030%, 3/15/52	3,516,938
		18,079,106
Principal Amount		Market Value

	Information Technology — 1.0%
$ 5,648,000	Micron Technology, Inc., 3.477%, 11/1/51	$ 4,111,281
5,629,000	Oracle Corp., 3.600%, 4/1/40	4,505,993
3,853,000	Oracle Corp., 3.850%, 4/1/60	2,806,495
		11,423,769
	Communication Services — 0.7%
2,894,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	1,904,602
4,520,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	3,204,270
5,122,000	Verizon Communications, Inc., 2.875%, 11/20/50	3,490,799
		8,599,671
	Real Estate — 0.5%
2,107,000	American Tower Corp. REIT, 2.950%, 1/15/51	1,410,004
5,270,000	Simon Property Group LP REIT, 3.250%, 9/13/49	3,821,077
		5,231,081
	Materials — 0.4%
5,878,000	LYB International Finance III LLC, 3.625%, 4/1/51	4,289,514
	Health Care — 0.3%
5,521,000	Biogen, Inc., 3.150%, 5/1/50	3,892,541
	Consumer Staples — 0.3%
4,651,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	3,395,345
	Total Corporate Bonds	$377,059,481
	Agency Collateralized Mortgage Obligations — 17.3%
47,011,406	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.579%, 4/25/30(B)(C)(D)	3,670,321
34,368,268	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.696%, 4/25/30(B)(C)(D)	2,791,459
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.404%, 6/25/48(B)(C)(D)	1,177,184
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.868%, 4/25/30(B)(C)(D)	2,775,266
34,554,301	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.570%, 5/25/30(B)(C)(D)	2,695,429
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.178%, 4/25/48(B)(C)(D)	3,120,063
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.798%, 5/25/30(B)(C)(D)	3,371,880
66,586,604	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.433%, 5/25/30(B)(C)(D)	4,869,252
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.004%, 7/25/48(B)(C)(D)	2,322,554
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.665%, 5/25/30(B)(C)(D)	948,067
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.585%, 6/25/30(B)(C)(D)	919,063
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.735%, 8/25/48(B)(C)(D)	2,680,363

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 17.3% (Continued)
$ 21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.958%, 9/25/48(B)(C)(D)	$ 3,257,559
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.021%, 9/25/47(B)(C)(D)	4,042,784
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.432%, 9/25/30(B)(C)(D)	3,127,070
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.693%, 10/25/48(B)(C)(D)	3,404,560
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.728%, 9/25/48(B)(C)(D)	699,686
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.741%, 11/25/48(B)(C)(D)	1,668,506
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(B)(C)(D)	2,394,589
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.631%, 1/25/49(B)(C)(D)	1,351,185
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.627%, 2/25/49(B)(C)(D)	1,064,617
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.620%, 2/25/49(B)(C)(D)	1,308,987
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.653%, 2/25/49(B)(C)(D)	2,368,236
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.652%, 3/25/49(B)(C)(D)	5,518,368
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.781%, 4/25/31(B)(C)(D)	2,790,005
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.097%, 8/25/48(B)(C)(D)	1,888,180
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.215%, 7/25/31(B)(C)(D)	3,158,149
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(B)(C)(D)	1,767,901
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.888%, 8/25/31(B)(C)(D)	4,932,068
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.660%, 10/25/49(B)(C)(D)	1,471,282
219,325,419	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.397%, 12/25/31(B)(C)(D)	4,935,217
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.826%, 12/25/31(B)(C)(D)	3,517,599
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.568%, 12/25/31(B)(C)(D)	3,496,184
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 17.3% (Continued)
$ 20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.879%, 1/25/49(B)(C)(D)	$ 3,512,098
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.036%, 2/25/49(B)(C)(D)	5,748,169
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.767%, 2/25/32(B)(C)(D)	4,959,576
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 2.945%, 3/25/49(B)(C)(D)	5,521,688
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.140%, 4/25/50(B)(C)(D)	1,971,338
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.679%, 3/25/38(B)(C)(D)	1,588,351
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.457%, 10/25/38(B)(C)(D)	4,846,814
34,214,898	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.323%, 7/25/35(B)(C)(D)	3,539,028
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.284%, 8/25/38(B)(C)(D)	13,006,750
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(B)(C)(D)	2,419,796
54,782,276	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.471%, 2/25/36(B)(C)(D)	2,093,253
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.093%, 4/25/39(B)(C)(D)	1,198,892
53,776,858	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.980%, 8/25/36(B)(C)(D)	4,386,955
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.805%, 11/25/48(B)(C)(D)	1,291,785
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.447%, 3/25/49(B)(C)(D)	1,283,931
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.595%, 4/25/28(B)(C)(D)	1,451,709
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.954%, 6/25/49(B)(C)(D)	1,004,524
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.967%, 8/25/49(B)(C)(D)	4,370,677
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.673%, 9/25/49(B)(C)(D)	4,985,889
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.010%, 9/25/28(B)(C)(D)	5,913,007
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.586%, 10/25/28(B)(C)(D)	3,742,800

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 17.3% (Continued)
$ 52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.549%, 12/25/49(B)(C)(D)	$ 5,442,176
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 4.843%, 3/25/56(B)(C)(D)	4,800,621
29,555,585	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.083%, 7/25/40(B)(C)(D)	1,049,938
73,232,946	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.034%, 10/25/40(B)(C)(D)	2,487,306
34,444,456	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.061%, 10/25/40(B)(C)(D)	969,904
49,515,782	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.865%, 1/25/41(B)(C)(D)	1,433,150
27,779,838	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.500%, 1/25/41(B)(C)(D)	573,923
68,218,748	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.388%, 3/25/41(B)(C)(D)	1,330,736
80,383,989	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.647%, 4/25/41(B)(C)(D)	2,277,785
80,879,409	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.708%, 5/25/41(B)(C)(D)	2,592,209
126,067,673	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.051%, 11/25/41(B)(C)(D)	1,512,799
128,945,902	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.295%, 3/25/41(B)(C)(D)	2,492,228
61,051,219	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.577%, 6/25/41(B)(C)(D)	1,501,469
3,559,074	GNMA, Ser 2012-147, Class IO, 0.546%, 4/16/54(B)(C)(D)	37,533
8,988,694	GNMA, Ser 2016-110, Class IO, 0.906%, 5/16/58(B)(C)(D)	343,398
19,515,619	GNMA, Ser 2016-158, Class IO, 0.755%, 6/16/58(B)(C)(D)	644,394
12,129,184	GNMA, Ser 2016-52, Class IO, 0.763%, 3/16/58(B)(C)(D)	398,787
14,945,164	GNMA, Ser 2017-76, Class IO, 0.791%, 12/16/56(B)(C)(D)	617,446
15,427,771	GNMA, Ser 2017-94, Class IO, 0.584%, 2/16/59(B)(C)(D)	473,012
	Total Agency Collateralized Mortgage Obligations	$199,319,477
	Asset-Backed Securities — 8.9%
700,000	American Homes 4 Rent Trust, Ser 2014-SFR2, Class D, 144a, 5.149%, 10/17/36	692,809
3,000,000	American Homes 4 Rent Trust, Ser 2014-SFR2, Class E, 144a, 6.231%, 10/17/36	2,987,325
8,348,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class F, 144a, 5.885%, 4/17/52	8,296,752
600,000	AMSR Trust, Ser 2020-SFR1, Class C, 144a, 2.419%, 4/17/37	571,895
951,966	B2R Mortgage Trust, Ser 2015-1, Class C, 144a, 4.272%, 5/15/48	942,252
1,600,000	B2R Mortgage Trust, Ser 2015-1, Class D, 144a, 4.831%, 5/15/48(B)(D)	1,574,730
3,300,000	BA Credit Card Trust, Ser 2021-A1, Class A1, 0.440%, 9/15/26	3,251,873
148,881	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	146,146
Principal Amount		Market Value
	Asset-Backed Securities — 8.9% (Continued)
$ 7,200,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	$ 6,674,070
428,645	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	421,479
1,323,823	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,195,588
1,351,834	JPMorgan Chase Bank NA - CACLN, Ser 2021-1, Class B, 144a, 0.875%, 9/25/28	1,327,536
3,277,562	JPMorgan Chase Bank NA - CACLN, Ser 2021-2, Class B, 144a, 0.889%, 12/26/28	3,203,994
152,321	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	151,694
750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (TSFR3M + 2.062%), 7.477%, 4/20/29(B)	750,098
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (TSFR3M + 6.262%), 11.677%, 4/20/29(B)	2,999,478
250,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class B, 144a, (TSFR3M + 1.662%), 7.029%, 5/20/29(B)	247,876
351,273	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (TSFR3M + 1.062%), 6.477%, 7/20/29(B)	350,614
2,050,000	Progress Residential, Ser 2021-SFR1, Class B, 144a, 1.303%, 4/17/38	1,855,740
1,776,000	Progress Residential, Ser 2021-SFR1, Class C, 144a, 1.555%, 4/17/38	1,610,642
6,900,000	Progress Residential, Ser 2021-SFR1, Class D, 144a, 1.805%, 4/17/38	6,266,029
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	887,790
5,330,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	4,849,473
200,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	194,826
1,075,000	Progress Residential Trust, Ser 2019-SFR3, Class D, 144a, 2.871%, 9/17/36	1,047,493
3,300,000	Progress Residential Trust, Ser 2019-SFR3, Class E, 144a, 3.369%, 9/17/36	3,222,986
1,420,000	Progress Residential Trust, Ser 2019-SFR4, Class D, 144a, 3.136%, 10/17/36	1,383,037
4,200,000	Progress Residential Trust, Ser 2019-SFR4, Class E, 144a, 3.435%, 10/17/36	4,095,184
250,000	Progress Residential Trust, Ser 2020-SFR1, Class D, 144a, 2.383%, 4/17/37	237,619
750,000	Progress Residential Trust, Ser 2020-SFR2, Class C, 144a, 3.077%, 6/17/37	718,306
2,500,000	Progress Residential Trust, Ser 2020-SFR2, Class D, 144a, 3.874%, 6/17/37	2,415,336
2,200,000	Progress Residential Trust, Ser 2020-SFR3, Class C, 144a, 1.695%, 10/17/27	2,034,498
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,556,104
10,557,318	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59(B)(D)	10,369,271
16,350,000	Tricon American Homes Trust, Ser 2018-SFR1, Class C, 144a, 4.044%, 5/17/37	15,936,901
2,700,000	Tricon American Homes Trust, Ser 2018-SFR1, Class E, 144a, 4.564%, 5/17/37	2,626,368
3,750,000	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	3,759,465
	Total Asset-Backed Securities	$102,853,277

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Investment Funds — 6.3%
124,136	Allspring Income Opportunities±	$ 809,367
471,630	BlackRock Corporate High Yield Fund, Inc.±†	4,447,471
46,957	BlackRock Ltd. Duration Income Trust±†	656,459
286,654	BlackRock MuniHoldings Fund, Inc.±†	3,414,049
391,899	BlackRock MuniVest Fund, Inc.±	2,790,321
463,976	BlackRock MuniYield Quality Fund III, Inc.±†	5,400,681
493,939	Eaton Vance Municipal Bond Fund±†	5,003,602
54,239	First Trust High Income Long/Short Fund±	655,749
881,778	Invesco Municipal Opportunity Trust±†	8,473,887
454,626	Invesco Municipal Trust±†	4,332,586
468,655	Invesco Trust for Investment Grade Municipals±	4,634,998
1,154,774	Nuveen AMT-Free Quality Municipal Income Fund±	12,702,514
1,250,376	Nuveen Quality Municipal Income Fund±	14,316,805
838,978	Western Asset High Income Opportunity Fund, Inc.±†	3,238,455
121,627	Western Asset High Yield Defined Opportunity Fund, Inc.±	1,470,470
	Total Investment Funds	$72,347,414
	Preferred Stocks — 5.3%
	Financials — 4.4%
647,712	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	14,094,213
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,957,525
401,079	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(A)	9,742,209
265,794	Lincoln National Corp., Ser D, 9.000%(A)	7,253,518
130,237	Reinsurance Group of America, Inc., 7.125%, 10/15/52	3,396,581
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	6,327,800
94,840	Stifel Financial Corp., 5.200%, 10/15/47	1,948,962
192,309	Virtus Convertible & Income Fund, Ser A, 5.625%(A)†	4,134,663
		50,855,471
	Utilities — 0.7%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,396,410
86,225	Entergy Louisiana LLC, 4.875%, 9/1/66	1,833,144
		7,229,554
	Energy — 0.2%
87,656	Enbridge, Inc. (Canada), Ser 5, 5.375%(A)	1,905,641
32,865	Enbridge, Inc. (Canada), Ser L, 5.858%(A)	625,750
		2,531,391
	Total Preferred Stocks	$60,616,416
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 3.2%
$ 52,187	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(D)	45,601
677,365	Fannie Mae Connecticut Avenue Securities, Ser 2014-C01, Class M2, (SOFR30A + 4.514%), 9.852%, 1/25/24(B)	679,255
403,497	Fannie Mae Connecticut Avenue Securities, Ser 2014-C04, Class 1M2, (SOFR30A + 5.014%), 10.352%, 11/25/24(B)	416,006
597,468	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Class M3, (SOFR30A + 3.714%), 9.052%, 4/25/24(B)	603,453
19,067,486	LSTAR Securities Investment Ltd., Ser 2023-1, Class A1, 144a, (SOFR + 3.500%), 8.830%, 1/1/28(B)	19,035,413
4,487	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 7.553%, 12/25/32(B)	4,264
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 3.2% (Continued)
$ 75,447	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.663%, 9/25/34(B)(D)	$ 73,792
1,637,828	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.235%, 5/28/52(B)(D)	1,581,101
9,731	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,018
1,622,148	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 6.222%, 5/20/34(B)	1,613,895
816,912	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(B)(D)	813,504
12,269,215	Western Mortgage Reference Notes Series, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 8.487%, 7/25/59(B)	12,224,669
	Total Non-Agency Collateralized Mortgage Obligations	$37,099,971
Shares
Exchange-Traded Fund — 2.1%
581,388	iShares 0-5 Year High Yield Corporate Bond ETF	24,546,201
Principal Amount
	Commercial Mortgage-Backed Securities — 0.1%
$ 29,202,323	BANK, Ser 2020-BN26, Class XA, 1.209%, 3/15/63(B)(C)(D)	1,582,138
	Short-Term U.S. Treasury Obligations — 16.3%
100,015,000	U.S. Treasury Bills, 5.280%, 1/11/24#	99,884,309
30,307,000	U.S. Treasury Bills, 5.280%, 2/22/24#	30,081,705
60,024,000	U.S. Treasury Bills, 5.310%, 6/6/24#	58,710,475
	Total Short-Term U.S. Treasury Obligations	$188,676,489
Shares
	Short-Term Investment Funds — 6.4%
68,184,160	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	68,184,160
5,538,342	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	5,538,342
	Total Short-Term Investment Funds	$73,722,502
	Total Short-Term Securities	$262,398,991
	Total Investment Securities—98.6% (Cost $1,179,877,762)	$1,137,823,366
	Other Assets in Excess of Liabilities — 1.4%	16,287,771
	Net Assets — 100.0%	$1,154,111,137
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $5,413,957.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.

Touchstone Flexible Income Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $155,723,222 or 13.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$377,059,481	$—	$377,059,481
Agency Collateralized Mortgage Obligations	—	199,319,477	—	199,319,477
Asset-Backed Securities	—	102,853,277	—	102,853,277
Investment Funds	72,347,414	—	—	72,347,414
Preferred Stocks	60,616,416	—	—	60,616,416
Non-Agency Collateralized Mortgage Obligations	—	37,099,971	—	37,099,971
Exchange-Traded Fund	24,546,201	—	—	24,546,201
Commercial Mortgage-Backed Securities	—	1,582,138	—	1,582,138
Short-Term U.S. Treasury Obligations	—	188,676,489	—	188,676,489
Short-Term Investment Funds	73,722,502	—	—	73,722,502
Total	$231,232,533	$906,590,833	$—	$1,137,823,366
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.8%
	Information Technology — 23.2%
429,876	Apple, Inc.	$ 82,764,026
271,026	Microsoft Corp.	101,916,617
227,939	Oracle Corp.	24,031,609
113,560	Salesforce, Inc.*	29,882,179
114,131	Texas Instruments, Inc.	19,454,770
67,768	Workday, Inc. - Class A*	18,708,034
		276,757,235
	Health Care — 14.4%
208,319	BioMarin Pharmaceutical, Inc.*	20,086,118
317,839	Bristol-Myers Squibb Co.	16,308,319
107,787	Cencora, Inc.	22,137,294
86,671	HCA Healthcare, Inc.	23,460,106
191,981	Johnson & Johnson	30,091,102
289,786	Medtronic PLC	23,872,571
67,427	UnitedHealth Group, Inc.	35,498,293
		171,453,803
	Financials — 14.2%
748,902	Bank of America Corp.	25,215,530
147,991	Berkshire Hathaway, Inc. - Class B*	52,782,470
77,076	Goldman Sachs Group, Inc. (The)	29,733,609
35,430	LPL Financial Holdings, Inc.	8,064,577
13,475	Markel Group, Inc.*	19,133,152
134,732	PayPal Holdings, Inc.*	8,273,892
100,160	Visa, Inc. - Class A	26,076,656
		169,279,886
	Communication Services — 11.7%
422,311	Alphabet, Inc. - Class C*	59,516,289
415,250	Comcast Corp. - Class A	18,208,713
143,175	Meta Platforms, Inc. - Class A*	50,678,223
21,850	Netflix, Inc.*	10,638,328
		139,041,553
	Consumer Discretionary — 10.3%
88,487	Airbnb, Inc. - Class A*	12,046,620
72,279	Alibaba Group Holding Ltd. (China) ADR	5,602,345
315,140	Amazon.com, Inc.*	47,882,372
206,190	Choice Hotels International, Inc.†	23,361,327
101,262	Cracker Barrel Old Country Store, Inc.	7,805,275
92,657	Floor & Decor Holdings, Inc. - Class A*	10,336,815
190,459	Frontdoor, Inc.*	6,707,966
48,188	Hilton Worldwide Holdings, Inc.	8,774,553
		122,517,273
	Industrials — 7.2%
134,971	Allegiant Travel Co.	11,149,954
79,697	Boeing Co. (The)*	20,773,820
39,237	Hubbell, Inc.	12,906,227
219,215	RTX Corp.	18,444,750
198,319	SS&C Technologies Holdings, Inc.	12,119,274
100,327	Stanley Black & Decker, Inc.	9,842,079
		85,236,104
	Consumer Staples — 6.0%
320,404	Coca-Cola Femsa SAB de CV (Mexico) ADR	30,323,035
Shares		Market Value

	Consumer Staples — 6.0% (Continued)
360,553	Monster Beverage Corp.*	$ 20,771,458
219,156	Philip Morris International, Inc.	20,618,196
		71,712,689
	Materials — 2.4%
227,014	DuPont de Nemours, Inc.	17,464,187
140,564	International Flavors & Fragrances, Inc.	11,381,467
		28,845,654
	Real Estate — 2.3%
460,165	Americold Realty Trust, Inc. REIT	13,929,194
70,700	Jones Lang LaSalle, Inc.*	13,353,109
		27,282,303
	Energy — 2.1%
251,542	Exxon Mobil Corp.	25,149,169
	Total Common Stocks	$1,117,275,669
	Short-Term Investment Funds — 8.1%
74,641,632	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	74,641,632
22,100,342	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	22,100,342
	Total Short-Term Investment Funds	$96,741,974
	Total Investment Securities—101.9% (Cost $675,687,494)	$1,214,017,643
	Liabilities in Excess of Other Assets — (1.9%)	(22,403,199)
	Net Assets — 100.0%	$1,191,614,444
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $21,730,940.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,117,275,669	$—	$—	$1,117,275,669
Short-Term Investment Funds	96,741,974	—	—	96,741,974
Total	$1,214,017,643	$—	$—	$1,214,017,643
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.2%
	Information Technology — 32.2%
48,676	Apple, Inc.	$ 9,371,590
2,073	Broadcom, Inc.	2,313,986
2,861	HubSpot, Inc.*	1,660,925
40,890	Marvell Technology, Inc.	2,466,076
30,087	Microsoft Corp.	11,313,916
12,607	NVIDIA Corp.	6,243,239
11,628	Salesforce, Inc.*	3,059,792
5,198	ServiceNow, Inc.*	3,672,335
9,784	Workday, Inc. - Class A*	2,700,971
		42,802,830
	Health Care — 14.2%
13,413	AbbVie, Inc.	2,078,613
27,439	Ascendis Pharma A/S (Denmark) ADR*	3,455,942
16,406	DexCom, Inc.*	2,035,820
2,829	Eli Lilly & Co.	1,649,081
7,142	ICON PLC*	2,021,686
8,538	Inspire Medical Systems, Inc.*	1,736,885
10,861	Masimo Corp.*	1,273,018
8,771	UnitedHealth Group, Inc.	4,617,668
		18,868,713
	Consumer Discretionary — 13.6%
52,450	Amazon.com, Inc.*	7,969,253
1,206	Chipotle Mexican Grill, Inc.*	2,758,074
9,028	Home Depot, Inc. (The)	3,128,653
55,581	MGM Resorts International	2,483,359
6,939	Tesla, Inc.*	1,724,203
		18,063,542
	Industrials — 12.6%
12,517	AMETEK, Inc.	2,063,928
9,408	Builders FirstSource, Inc.*	1,570,571
18,644	Ceridian HCM Holding, Inc.*	1,251,385
9,121	JB Hunt Transport Services, Inc.	1,821,829
36,384	Sensata Technologies Holding PLC	1,366,947
2,208	TransDigm Group, Inc.	2,233,613
30,284	Uber Technologies, Inc.*	1,864,586
9,669	Union Pacific Corp.	2,374,900
34,671	WNS Holdings Ltd. (India) ADR*	2,191,207
		16,738,966
	Communication Services — 11.0%
69,059	Alphabet, Inc. - Class A*	9,646,852
13,994	Meta Platforms, Inc. - Class A*	4,953,316
		14,600,168
	Financials — 7.4%
13,557	Apollo Global Management, Inc.	1,263,377
Shares		Market Value

	Financials — 7.4% (Continued)
7,491	Arthur J Gallagher & Co.	$ 1,684,576
19,325	Global Payments, Inc.	2,454,275
17,369	Visa, Inc. - Class A	4,522,019
		9,924,247
	Consumer Staples — 4.1%
7,725	Constellation Brands, Inc. - Class A	1,867,519
5,405	Costco Wholesale Corp.	3,567,732
		5,435,251
	Materials — 1.2%
10,540	Celanese Corp.	1,637,600
	Energy — 0.9%
7,954	Diamondback Energy, Inc.	1,233,506
	Total Common Stocks	$129,304,823
	Short-Term Investment Fund — 2.7%
3,620,054	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	3,620,054
	Total Investment Securities—99.9% (Cost $77,385,954)	$132,924,877
	Other Assets in Excess of Liabilities — 0.1%	67,314
	Net Assets — 100.0%	$132,992,191
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$129,304,823	$—	$—	$129,304,823
Short-Term Investment Fund	3,620,054	—	—	3,620,054
Total	$132,924,877	$—	$—	$132,924,877
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 23.6%
109,895	CDW Corp.	$ 24,981,331
171,333	Datadog, Inc. - Class A*	20,796,400
105,296	Enphase Energy, Inc.*	13,913,813
25,410	Fair Isaac Corp.*	29,577,494
51,133	HubSpot, Inc.*	29,684,752
311,002	Marvell Technology, Inc.	18,756,531
168,288	Microchip Technology, Inc.	15,176,212
132,319	MKS Instruments, Inc.	13,611,656
49,417	MongoDB, Inc.*	20,204,140
82,997	Nice Ltd. (Israel) ADR*	16,558,731
76,319	Palo Alto Networks, Inc.*	22,504,947
292,113	Procore Technologies, Inc.*	20,220,062
310,423	Western Digital Corp.*	16,256,852
47,961	Zebra Technologies Corp. - Class A*	13,109,180
119,062	Zscaler, Inc.*	26,379,377
		301,731,478
	Industrials — 22.4%
138,710	AMETEK, Inc.	22,871,892
89,484	Axon Enterprise, Inc.*	23,116,402
181,642	Builders FirstSource, Inc.*	30,323,315
329,509	Ceridian HCM Holding, Inc.*	22,116,644
610,356	Copart, Inc. *	29,907,444
468,979	Genpact Ltd.	16,278,261
116,390	JB Hunt Transport Services, Inc.	23,247,739
103,986	Rockwell Automation, Inc.	32,285,573
43,315	TransDigm Group, Inc.	43,817,454
127,453	Waste Connections, Inc.	19,024,909
54,189	Watsco, Inc.	23,218,361
		286,207,994
	Health Care — 20.2%
58,765	Align Technology, Inc.*	16,101,610
260,625	Ascendis Pharma A/S (Denmark) ADR*	32,825,719
925,607	Avantor, Inc.*	21,131,608
58,193	Cooper Cos., Inc. (The)	22,022,559
320,542	DexCom, Inc.*	39,776,057
270,551	GE HealthCare Technologies, Inc.	20,919,003
80,520	ICON PLC*	22,792,796
53,495	IDEXX Laboratories, Inc.*	29,692,400
110,094	Insulet Corp.*	23,888,196
287,341	Legend Biotech Corp. ADR*	17,289,308
107,038	Masimo Corp.*	12,545,924
		258,985,180
	Consumer Discretionary — 10.7%
162,944	Aptiv PLC*	14,619,336
9,140	Chipotle Mexican Grill, Inc.*	20,902,814
497,980	DraftKings, Inc. - Class A*	17,553,795
130,503	Hilton Worldwide Holdings, Inc.	23,763,291
27,860	Lululemon Athletica, Inc.*	14,244,539
247,649	Ross Stores, Inc.	34,272,145
329,508	Tapestry, Inc.	12,129,190
		137,485,110
	Financials — 9.9%
356,600	American International Group, Inc.	24,159,650
33,553	Ameriprise Financial, Inc.	12,744,436
203,960	Ares Management Corp. - Class A	24,254,923
Shares		Market Value

	Financials — 9.9% (Continued)
74,034	Arthur J Gallagher & Co.	$ 16,648,766
191,179	Global Payments, Inc.	24,279,733
43,367	MSCI, Inc.	24,530,544
		126,618,052
	Materials — 3.3%
117,535	Celanese Corp.	18,261,413
106,843	Vulcan Materials Co.	24,254,429
		42,515,842
	Energy — 3.3%
356,984	Devon Energy Corp.	16,171,375
92,350	Diamondback Energy, Inc.	14,321,638
325,684	Halliburton Co.	11,773,477
		42,266,490
	Real Estate — 3.1%
245,559	CoStar Group, Inc.*	21,459,401
70,937	SBA Communications Corp. REIT	17,996,007
		39,455,408
	Consumer Staples — 2.3%
120,968	Constellation Brands, Inc. - Class A	29,244,014
	Communication Services — 1.0%
141,381	Live Nation Entertainment, Inc.*	13,233,262
	Total Common Stocks	$1,277,742,830
	Short-Term Investment Fund — 0.5%
6,468,318	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	6,468,318
	Total Investment Securities—100.3% (Cost $987,719,645)	$1,284,211,148
	Liabilities in Excess of Other Assets — (0.3%)	(3,627,470)
	Net Assets — 100.0%	$1,280,583,678
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,277,742,830	$—	$—	$1,277,742,830
Short-Term Investment Fund	6,468,318	—	—	6,468,318
Total	$1,284,211,148	$—	$—	$1,284,211,148
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Japan — 17.9%
	Communication Services — 3.4%
378,400	Nintendo Co. Ltd.	$ 19,689,625
	Consumer Discretionary — 6.2%
746,400	Denso Corp.	11,205,214
262,200	Sony Group Corp.	24,812,750
	Financials — 1.4%
979,100	Mitsubishi UFJ Financial Group, Inc.	8,402,770
	Industrials — 3.4%
279,900	Hitachi Ltd.	20,133,133
	Information Technology — 3.5%
115,800	Tokyo Electron Ltd.	20,582,277
	Total Japan	104,825,769
	United Kingdom — 13.4%
	Financials — 6.4%
31,229,569	Lloyds Banking Group PLC	18,941,893
156,740	London Stock Exchange Group PLC	18,528,478
	Industrials — 7.0%
141,295	Ashtead Group PLC	9,821,017
435,817	RELX PLC	17,290,525
2,454,153	Rentokil Initial PLC	13,832,257
	Total United Kingdom	78,414,170
	France — 11.2%
	Energy — 2.2%
193,089	TotalEnergies SE ADR†	13,010,337
	Financials — 2.3%
197,513	BNP Paribas SA	13,716,430
	Industrials — 2.8%
221,473	Cie de Saint-Gobain SA	16,333,038
	Materials — 3.9%
115,866	Air Liquide SA	22,558,579
	Total France	65,618,384
	Sweden — 8.5%
	Financials — 6.7%
1,666,385	Svenska Handelsbanken AB - Class A	18,109,339
1,049,491	Swedbank AB - Class A	21,218,252
	Industrials — 1.8%
529,483	Epiroc AB - Class A	10,657,908
	Total Sweden	49,985,499
	Netherlands — 7.9%
	Energy — 3.5%
309,279	Shell PLC ADR	20,350,558
	Financials — 2.2%
10,038	Adyen NV, 144a*	12,958,466
	Health Care — 2.2%
565,694	Koninklijke Philips NV*	13,238,501
	Total Netherlands	46,547,525
	Germany — 7.5%
	Communication Services — 2.7%
649,213	Deutsche Telekom AG	15,609,225
	Health Care — 1.7%
63,359	Merck KGaA	10,087,674
Shares		Market Value

	Germany — (Continued)
	Industrials — 3.1%
365,160	Deutsche Post AG	$ 18,073,984
	Total Germany	43,770,883
	Switzerland — 4.6%
	Health Care — 2.5%
49,866	Roche Holding AG	14,495,725
	Industrials — 2.1%
287,369	ABB Ltd. ADR	12,730,447
	Total Switzerland	27,226,172
	Taiwan — 3.8%
	Information Technology — 3.8%
213,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,152,000
	India — 3.8%
	Financials — 3.8%
927,650	ICICI Bank Ltd. ADR	22,115,176
	Singapore — 3.7%
	Financials — 2.8%
1,672,600	Oversea-Chinese Banking Corp. Ltd.	16,457,400
	Real Estate — 0.9%
3,487,200	CapitaLand Integrated Commercial Trust REIT	5,435,823
	Total Singapore	21,893,223
	United States — 3.5%
	Industrials — 3.5%
103,447	Schneider Electric SE	20,824,518
	South Korea — 3.5%
	Communication Services — 3.0%
431,999	KT Corp. ADR*	5,806,066
452,638	KT Corp.*	12,068,954
	Information Technology — 0.5%
7,642	Samsung SDI Co. Ltd.*	2,782,382
	Total South Korea	20,657,402
	Ireland — 3.1%
	Industrials — 3.1%
240,883	AerCap Holdings N.V.*	17,902,425
	Spain — 2.3%
	Consumer Discretionary — 2.3%
189,046	Amadeus IT Group SA	13,577,578
	Denmark — 1.6%
	Industrials — 1.6%
299,127	Vestas Wind Systems A/S*	9,464,894
	Hong Kong — 1.5%
	Financials — 1.5%
1,025,800	AIA Group Ltd.	8,927,417
	Canada — 1.0%
	Industrials — 1.0%
133,057	ATS Corp.*	5,734,791
	Chile — 0.7%
	Industrials — 0.7%
72,547	Sociedad Quimica y Minera de Chile SA ADR†	4,368,780
	Total Common Stocks	$584,006,606

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 3.3%
2,393,969	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	$ 2,393,969
16,842,679	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	16,842,679
	Total Short-Term Investment Funds	$19,236,648
	Total Investment Securities — 102.8% (Cost $480,097,063)	$603,243,254
	Liabilities in Excess of Other Assets — (2.8)%	(16,563,199)
	Net Assets — 100.0%	$586,680,055
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $16,472,960.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $12,958,466 or 2.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$104,825,769	$—	$104,825,769
United Kingdom	—	78,414,170	—	78,414,170
France	13,010,337	52,608,047	—	65,618,384
Sweden	—	49,985,499	—	49,985,499
Netherlands	20,350,558	26,196,967	—	46,547,525
Germany	—	43,770,883	—	43,770,883
Switzerland	12,730,447	14,495,725	—	27,226,172
Taiwan	22,152,000	—	—	22,152,000
India	22,115,176	—	—	22,115,176
Singapore	—	21,893,223	—	21,893,223
United States	—	20,824,518	—	20,824,518
South Korea	5,806,066	14,851,336	—	20,657,402
Ireland	17,902,425	—	—	17,902,425
Spain	—	13,577,578	—	13,577,578
Denmark	—	9,464,894	—	9,464,894
Hong Kong	—	8,927,417	—	8,927,417
Canada	5,734,791	—	—	5,734,791
Chile	4,368,780	—	—	4,368,780
Short-Term Investment Funds	19,236,648	—	—	19,236,648
Total	$143,407,228	$459,836,026	$—	$603,243,254
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	India — 32.8%
	Consumer Discretionary — 5.9%
6,862,917	Jubilant Foodworks Ltd.	$ 46,575,970
2,020,529	Titan Co. Ltd.	89,180,085
	Consumer Staples — 3.9%
1,397,120	Britannia Industries Ltd.	89,630,083
	Energy — 2.9%
2,106,887	Reliance Industries Ltd.	65,393,456
	Financials — 13.2%
1,374,177	Bajaj Finance Ltd.	120,915,687
8,050,677	Bandhan Bank Ltd., 144a	23,330,361
5,394,629	HDFC Bank Ltd.	110,460,540
2,988,019	HDFC Life Insurance Co. Ltd., 144a	23,217,345
3,466,207	ICICI Prudential Life Insurance Co. Ltd., 144a	22,257,788
	Health Care — 3.6%
1,185,847	Apollo Hospitals Enterprise Ltd.	81,235,593
	Information Technology — 1.2%
602,377	Tata Consultancy Services Ltd.	27,434,597
	Materials — 2.1%
1,180,112	Asian Paints Ltd.	48,227,127
	Total India	747,858,632
	Brazil — 20.5%
	Consumer Discretionary — 6.8%
98,238	MercadoLibre, Inc.*	154,384,946
	Consumer Staples — 2.4%
9,018,756	Raia Drogasil SA	54,584,862
	Financials — 7.2%
10,841,518	NU Holdings Ltd. - Class A*	90,309,845
2,827,587	XP, Inc. - Class A	73,715,193
	Industrials — 4.1%
4,410,615	Localiza Rent a Car SA	57,747,677
4,890,100	WEG SA	37,156,948
	Total Brazil	467,899,471
	China — 13.8%
	Communication Services — 4.3%
1,431,536	Kanzhun Ltd. ADR	23,777,813
1,960,342	Tencent Holdings Ltd.	74,012,464
	Consumer Discretionary — 5.1%
3,348,474	Alibaba Group Holding Ltd.	32,254,319
6,223,723	ANTA Sports Products Ltd.	60,490,296
12,242,000	Haidilao International Holding Ltd., 144a	22,837,227
	Consumer Staples — 1.7%
7,340,767	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	39,293,280
	Health Care — 1.9%
4,124,242	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a†	18,676,001
6,301,510	Wuxi Biologics Cayman, Inc., 144a*	23,833,910
	Industrials — 0.8%
836,394	Contemporary Amperex Technology Co. Ltd. - Class A	19,254,264
	Total China	314,429,574
	Taiwan — 6.0%
	Information Technology — 6.0%
1,315,753	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	136,838,312
Shares		Market Value

	Argentina — 3.5%
	Information Technology — 3.5%
330,397	Globant SA*	$ 78,627,878
	United States — 3.4%
	Information Technology — 3.4%
97,529	Lam Research Corp.	76,390,565
	Indonesia — 3.1%
	Financials — 3.1%
116,161,900	Bank Central Asia Tbk PT	70,940,029
	Hong Kong — 3.1%
	Financials — 3.1%
8,101,931	AIA Group Ltd.	70,510,153
	Netherlands — 2.7%
	Information Technology — 2.7%
80,942	ASML Holding NV	61,266,619
	South Korea — 2.4%
	Consumer Discretionary — 1.6%
2,292,223	Coupang, Inc.*	37,111,090
	Information Technology — 0.8%
49,924	Samsung SDI Co. Ltd.*	18,176,870
	Total South Korea	55,287,960
	Poland — 2.2%
	Consumer Staples — 2.2%
430,512	Dino Polska SA, 144a*	50,406,667
	Kazakhstan — 1.9%
	Financials — 1.9%
480,224	Kaspi.KZ JSC GDR	44,180,608
	Singapore — 1.4%
	Communication Services — 1.4%
769,865	Sea Ltd. ADR*	31,179,532
	Total Common Stocks	$2,205,816,000
Number of Rights
	Rights — 0.0%
	Brazil — 0.0%
	Industrials — 0.0%
15,825	Localiza Rent a Car SA*	65,155
	Total Rights	$65,155
Shares
	Short-Term Investment Funds — 3.6%
80,432,395	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	80,432,395
1,132,880	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	1,132,880
	Total Short-Term Investment Funds	$81,565,275
	Total Investment Securities — 100.4% (Cost $1,876,142,409)	$2,287,446,430
	Liabilities in Excess of Other Assets — (0.4)%	(9,428,455)
	Net Assets — 100.0%	$2,278,017,975
*	Non-income producing security.
**	Represents collateral for securities loaned.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $1,077,747.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $184,559,299 or 8.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$89,630,083	$658,228,549	$—	$747,858,632
Brazil	467,899,471	—	—	467,899,471
China	23,777,813	290,651,761	—	314,429,574
Taiwan	136,838,312	—	—	136,838,312
Argentina	78,627,878	—	—	78,627,878
United States	76,390,565	—	—	76,390,565
Indonesia	—	70,940,029	—	70,940,029
Hong Kong	—	70,510,153	—	70,510,153
Netherlands	61,266,619	—	—	61,266,619
South Korea	37,111,090	18,176,870	—	55,287,960
Poland	—	50,406,667	—	50,406,667
Kazakhstan	44,180,608	—	—	44,180,608
Singapore	31,179,532	—	—	31,179,532
Rights	65,155	—	—	65,155
Short-Term Investment Funds	81,565,275	—	—	81,565,275
Total	$1,128,532,401	$1,158,914,029	$—	$2,287,446,430
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 45.0%
	Financials — 9.7%
$ 1,657,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	$ 1,272,412
1,971,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,618,265
818,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	645,986
1,421,000	Citigroup, Inc., Ser W, 4.000%(A)	1,311,306
1,321,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.211%, 2/15/27(B)	1,258,278
408,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	435,091
1,199,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.489%, 2/1/27(B)	1,087,536
343,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	320,198
531,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	567,092
1,100,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,212,538
1,430,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,256,576
634,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	570,604
1,420,000	Morgan Stanley, 5.297%, 4/20/37	1,384,387
688,000	OneMain Finance Corp., 9.000%, 1/15/29	727,769
448,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	461,216
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.209%, 6/1/28(B)	1,226,048
589,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	583,140
890,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	801,329
1,324,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,210,870
1,824,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.311%, 5/15/27(B)	1,713,767
		19,664,408
	Consumer Discretionary — 7.7%
1,717,000	Brunswick Corp., 4.400%, 9/15/32	1,567,644
633,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	562,193
315,000	Ford Motor Co., 4.750%, 1/15/43	260,995
460,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	435,905
810,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	770,099
896,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	766,015
730,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	718,426
2,034,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,734,699
1,155,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	986,928
1,252,000	Mattel, Inc., 5.450%, 11/1/41	1,121,648
1,097,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,008,083
757,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	753,170
628,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	621,753
660,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	619,563
1,629,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,527,942
1,636,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,411,634
661,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	652,133
		15,518,830
	Utilities — 5.5%
1,636,000	CMS Energy Corp., 4.750%, 6/1/50	1,477,194
1,155,000	Edison International, 4.125%, 3/15/28	1,116,080
1,075,000	Edison International, Ser B, 5.000%(A)	1,000,936
600,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	607,800
554,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	536,924
1,345,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,276,069
1,395,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 7.771%, 6/15/67(B)	1,248,144
Principal Amount		Market Value

	Utilities — 5.5% (Continued)
$ 1,155,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	$ 954,677
1,110,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 8.275%, 3/30/67(B)	1,034,895
1,979,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.754%, 5/15/67(B)	1,770,222
		11,022,941
	Energy — 5.4%
1,000,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	1,040,620
624,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	645,617
459,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	434,298
616,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	643,113
735,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	696,354
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	671,317
201,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	204,500
88,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	90,451
149,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	144,011
433,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	417,656
607,341	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	476,004
405,000	Mesquite Energy, Inc., 7.250%, 2/15/24	30,375
1,619,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,560,308
1,130,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,256,816
784,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	718,512
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	228,103
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	575,364
804,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.751%(A)(B)	776,865
378,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	364,517
		10,974,801
	Industrials — 5.0%
726,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	664,450
773,000	Boeing Co. (The), 5.805%, 5/1/50	803,697
948,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	898,257
1,190,000	Cemex SAB de CV (Mexico), 144a, 5.125%(A)	1,128,773
686,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	670,565
635,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	632,972
715,000	IHS Holding Ltd. (Nigeria), 5.625%, 11/29/26	620,434
784,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	745,130
869,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	788,504
812,000	TK Elevator Holdco GmbH (Germany), 144a, 7.625%, 7/15/28	797,620
813,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	811,545
1,716,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,595,934
		10,157,881
	Consumer Staples — 2.5%
950,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	729,125
697,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 12/1/52	701,864
1,376,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,412,910
1,002,000	QVC, Inc., 4.375%, 9/1/28	723,424

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.0% (Continued)
	Consumer Staples — 2.5% (Continued)
$ 1,076,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	$ 931,746
632,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	589,707
		5,088,776
	Health Care — 2.4%
1,259,000	CVS Health Corp., 5.050%, 3/25/48	1,182,991
807,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	796,922
860,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	777,442
862,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	767,260
1,470,000	Viatris, Inc., 2.700%, 6/22/30	1,243,815
		4,768,430
	Communication Services — 2.3%
900,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	787,500
1,262,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,103,036
1,038,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	625,341
1,056,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	799,961
568,000	Paramount Global, 4.200%, 5/19/32	508,234
814,000	Stagwell Global, 144a, 5.625%, 8/15/29	748,770
		4,572,842
	Real Estate — 1.9%
725,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	616,846
647,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	601,736
1,024,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	1,053,166
2,068,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,625,947
		3,897,695
	Information Technology — 1.5%
1,326,000	Micron Technology, Inc., 2.703%, 4/15/32	1,115,438
586,000	Micron Technology, Inc., 6.750%, 11/1/29	633,962
594,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	532,577
806,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	789,458
		3,071,435
	Materials — 1.1%
693,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	391,545
723,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	608,814
1,102,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,129,904
		2,130,263
	Total Corporate Bonds	$90,868,302
	U.S. Treasury Obligations — 23.8%
3,610,000	U.S. Treasury Bond, 2.375%, 2/15/42	2,780,828
7,000,000	U.S. Treasury Bond, 3.875%, 5/15/43	6,698,125
5,440,000	U.S. Treasury Bond, 4.000%, 11/15/52	5,392,612
8,400,000	U.S. Treasury Bond, 4.375%, 8/15/43	8,606,063
5,036,383	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/28	4,910,720
6,974,849	U.S. Treasury Inflation Indexed Note, 1.375%, 7/15/33	6,784,312
6,000,000	U.S. Treasury Note, 3.000%, 6/30/24	5,937,188
6,870,000	U.S. Treasury Note, 4.000%, 2/29/28	6,898,178
	Total U.S. Treasury Obligations	$48,008,026
	Asset-Backed Securities — 12.0%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (TSFR3M + 3.462%), 8.877%, 10/20/34(B)	1,999,840
Principal Amount		Market Value
	Asset-Backed Securities — 12.0% (Continued)
$ 2,554,500	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	$ 2,223,856
2,100,000	Apex Credit CLO 2020-II LLC (Cayman Islands), Ser 2020-2A, Class B, 144a, (TSFR3M + 2.962%), 8.364%, 4/17/33(B)	2,063,088
2,250,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (TSFR3M + 2.512%), 7.908%, 10/19/34(B)	2,229,091
2,632,500	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,175,198
2,535,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,200,727
2,250,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (TSFR3M + 2.362%), 7.777%, 10/20/34(B)	2,238,745
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.605%, 10/15/34(B)	2,237,033
2,417,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (TSFR1M + 2.914%), 8.273%, 4/18/38(B)	2,114,561
2,595,410	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (TSFR1M + 2.214%), 7.576%, 10/15/34(B)	2,492,629
2,250,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (TSFR3M + 2.312%), 7.710%, 7/24/32(B)	2,237,063
	Total Asset-Backed Securities	$24,211,831
	Non-Agency Collateralized Mortgage Obligations — 5.0%
1,405,000	Connecticut Avenue Securities Trust, Ser 2022-R04, Class 1M2, 144a, (SOFR30A + 3.10%), 8.437%, 3/25/42(B)	1,449,572
3,250,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A + 2.900%), 8.237%, 4/25/42(B)	3,337,037
3,750,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.284%, 7/25/59(B)(C)	3,217,668
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.676%, 11/25/60(B)(C)	2,025,145
	Total Non-Agency Collateralized Mortgage Obligations	$10,029,422
Shares
	Common Stocks — 4.2%
	Financials — 1.5%
19,200	Bank of America Corp.	646,464
1,704	Goldman Sachs Group, Inc. (The)	657,352
44	Hi-Crush, Inc.(D)*	1,687,997
		2,991,813
	Information Technology — 0.6%
4,352	International Business Machines Corp.	711,770
3,439	Texas Instruments, Inc.	586,212
		1,297,982
	Industrials — 0.6%
1,351	Lockheed Martin Corp.	612,327
6,936	RTX Corp.	583,595
		1,195,922
	Communication Services — 0.3%
41,944	AT&T, Inc.	703,821
	Consumer Staples — 0.3%
6,351	Philip Morris International, Inc.	597,502

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 4.2% (Continued)
	Materials — 0.3%
39,560	Covia*	$ 573,620
	Energy — 0.3%
5,698	Exxon Mobil Corp.	569,686
	Health Care — 0.3%
3,626	Johnson & Johnson	568,339
	Total Common Stocks	$8,498,685
Principal Amount
	Commercial Mortgage-Backed Securities — 3.7%
$ 2,700,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(B)(C)	2,309,279
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,238,617
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.591%, 10/10/32(B)(C)	2,004,560
	Total Commercial Mortgage-Backed Securities	$7,552,456
	Sovereign Government Obligations — 2.3%
850,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	753,865
697,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	613,360
1,000,000	Egypt Government International Bond, 8.500%, 1/31/47	619,916
705,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	587,276
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	573,024
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	545,350
900,000	Serbia International Bond, 2.125%, 12/1/30	720,000
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	47,000
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/35	239,700
	Total Sovereign Government Obligations	$4,699,491
	Agency Collateralized Mortgage Obligations — 0.5%
24,035,760	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.138%, 6/25/40(B)(C)(E)	900,341
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	36,045
Shares
Preferred Stocks — 0.0%
Financials — 0.0%
95,203	First Republic Bank, Ser K, 13.930%(A)	8,568
Shares		MarketValue
	Short-Term Investment Funds — 2.5%
4,739,857	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	$ 4,739,857
217,140	Invesco Government & Agency Portfolio, Institutional Class, 5.28%∞Ω**	217,140
	Total Short-Term Investment Funds	$4,956,997
	Total Investment Securities—99.0% (Cost $211,583,969)	$199,770,164
	Other Assets in Excess of Liabilities — 1.0%	2,008,489
	Net Assets — 100.0%	$201,778,653
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2023 was $205,611.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $85,084,079 or 42.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$90,868,302	$—	$90,868,302
U.S. Treasury Obligations	—	48,008,026	—	48,008,026
Asset-Backed Securities	—	24,211,831	—	24,211,831
Non-Agency Collateralized Mortgage Obligations	—	10,029,422	—	10,029,422
Common Stocks	6,237,068	573,620	1,687,997	8,498,685
Commercial Mortgage-Backed Securities	—	7,552,456	—	7,552,456
Sovereign Government Obligations	—	4,699,491	—	4,699,491
Agency Collateralized Mortgage Obligations	—	900,341	—	900,341
Rights	—	36,045	—	36,045
Preferred Stocks	8,568	—	—	8,568
Short-Term Investment Funds	4,956,997	—	—	4,956,997
Other Financial Instruments
Futures
Interest rate contracts	332,859	—	—	332,859
Total Assets	$11,535,492	$186,879,534	$1,687,997	$200,103,023
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(550,440)	$—	$(550,440)
Futures
Interest rate contracts	(80,568)	—	—	(80,568)
Total Liabilities	$(80,568)	$(550,440)	$—	$(631,008)
Total	$11,454,924	$186,329,094	$1,687,997	$199,472,015
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, March 31, 2023	$1,662,191
Change in unrealized appreciation (depreciation)	25,806
Ending balance, December 31, 2023	$1,687,997
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2023	$25,806
Common Stocks	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Hi-Crush, Inc.	$1,687,997	Market Approach	Transaction Price	$47,500	N/A

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Futures Contracts
At December 31, 2023, $184,137 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/19/2024	23	$3,072,656	$(80,568)
Long Futures:
2-Year U.S. Treasury Note	3/28/2024	158	32,534,422	332,859
				$252,291
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$9,251,550	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(539,669)	$10,771	$(550,440)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolios of Investments
December 31, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2023. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Portfolios of Investments (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.